Pension and Other Postretirement Employee Benefit Plans (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
U.S. Defined Benefit Pension and OPEB Plans
Amortization:
Fair value of plan assets	$ 12,500,000,000		$ 12,500,000,000		$ 12,200,000,000
OPEB Plans [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	0	1,000,000	0	1,000,000
Interest cost on benefit obligations	13,000,000	13,000,000	26,000,000	28,000,000
Expected return on plan assets	(22,000,000)	(24,000,000)	(44,000,000)	(48,000,000)
Amortization:
Net loss	0	0	0	0
Prior service cost/(credit)	(2,000,000)	(4,000,000)	(4,000,000)	(7,000,000)
Net periodic defined benefit cost	(11,000,000)	(14,000,000)	(22,000,000)	(26,000,000)
Total defined benefit plans	(11,000,000)	(14,000,000)	(22,000,000)	(26,000,000)
Total pension and OPEB cost included in compensation expense	(11,000,000)	(14,000,000)	(22,000,000)	(26,000,000)
Expected cost of funding benefits	2,000,000		2,000,000
Defined benefit pension plans, U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	62,000,000	58,000,000	124,000,000	116,000,000
Interest cost on benefit obligations	113,000,000	117,000,000	226,000,000	234,000,000
Expected return on plan assets	(197,000,000)	(185,000,000)	(395,000,000)	(371,000,000)
Amortization:
Net loss	41,000,000	56,000,000	82,000,000	112,000,000
Prior service cost/(credit)	(11,000,000)	(11,000,000)	(21,000,000)	(22,000,000)
Net periodic defined benefit cost	8,000,000	35,000,000	16,000,000	69,000,000
Other defined benefit pension plans	4,000,000	3,000,000	11,000,000	7,000,000
Total defined benefit plans	12,000,000	38,000,000	27,000,000	76,000,000
Total defined contribution plans	89,000,000	84,000,000	167,000,000	147,000,000
Total pension and OPEB cost included in compensation expense	101,000,000	122,000,000	194,000,000	223,000,000
Expected cost of funding benefits	42,000,000		42,000,000
Defined benefit pension plans, Non-U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	9,000,000	6,000,000	18,000,000	13,000,000
Interest cost on benefit obligations	35,000,000	77,000,000	68,000,000	63,000,000
Expected return on plan assets	(36,000,000)	(75,000,000)	(72,000,000)	(62,000,000)
Amortization:
Net loss	12,000,000	13,000,000	24,000,000	27,000,000
Prior service cost/(credit)	(1,000,000)	0	(1,000,000)	0
Net periodic defined benefit cost	19,000,000	21,000,000	37,000,000	41,000,000
Other defined benefit pension plans	5,000,000	1,000,000	9,000,000	5,000,000
Total defined benefit plans	24,000,000	22,000,000	46,000,000	46,000,000
Total defined contribution plans	65,000,000	67,000,000	143,000,000	132,000,000
Total pension and OPEB cost included in compensation expense	89,000,000	89,000,000	189,000,000	178,000,000
Fair value of plan assets	2,900,000,000		2,900,000,000		2,600,000,000
Expected cost of funding benefits	$ 166,000,000		$ 166,000,000